Expense Example - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Large Cap Fund - Class A
Expense Example:
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
Fidelity Advisor Large Cap Fund - Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,793
Fidelity Advisor Large Cap Fund - Class M
Expense Example:
1 year	465
3 years	709
5 years	971
10 years	1,721
Fidelity Advisor Large Cap Fund - Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Large Cap Fund - Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665